Income taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected income tax recovery at Canadian statutory rate	$ (31,696)	$ (97,962)
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(46,628)	(55,315)
Adjustments from investments carried at fair value	16,128	51,314
Non-controlling interests share of income	24,677	30,025
Change in valuation allowance	10,786	41,702
Acquisition-related state deferred tax adjustments	0	5,998
Capital gain rate differential on disposal of renewable assets	0	(7,340)
Tax credits	(54,788)	(18,440)
Amortization and settlement of excess deferred income tax	(12,785)	(14,855)
Deferred income taxes on regulated income recorded as regulatory assets	(878)	(1,986)
Other permanent differences	5,341	4,591
Other	3,543	755
Total	$ (86,300)	$ (61,513)